Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings [abstract]
Schedule of composition of borrowings
Borrowings of the Group at period-end include the following:

in € thousand	June 30, 2026	December 31, 2025
NON-CURRENT
Borrowings and other loans	165,631	161,261
CURRENT
Borrowing and other loans	18,428	17,905
TOTAL BORROWINGS	184,060	179,167

Schedule of maturity analysis of non-current borrowings
The maturity of the borrowings is as follows:

in € thousand	June 30, 2026	December 31, 2025
Between 1 and 3 years	29,581	28,715
Between 3 and 5 years	135,198	131,953
Over 5 years	852	594
NON-CURRENT BORROWINGS	165,631	161,261
Current borrowings	18,428	17,905
TOTAL BORROWINGS	184,060	179,167

Schedule of borrowings by denominated currency
The carrying amounts of the Group’s borrowings are denominated in the following currencies:

in € thousand	June 30, 2026	December 31, 2025
Borrowings denominated in EUR	3,144	3,144
Borrowings denominated in USD	180,915	176,022
TOTAL BORROWINGS	184,060	179,167

Schedule of reconciliation of loan
The Pharmakon Loan Agreement and the previous D&O Loan Agreement, which the Pharmakon Loan superseded and fully replaced during the fourth quarter of 2025, developed as follows:

in € thousand	June 30, 2026	December 31, 2025
BALANCE AS AT JANUARY 1	173,407	180,841
Proceeds of issue	—	182,979
Transaction costs	—	(10,130)
Principal repayment	—	(170,213)
Accrued interest	9,721	28,403
Payment of interest	(8,505)	(17,558)
Exchange rate difference	5,428	(20,916)
BALANCE AS AT CLOSING DATE	180,052	173,407
Less: non-current portion	(162,833)	(156,710)
CURRENT PORTION	17,218	16,697